JPMorgan High Yield Municipal ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2026.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.3% (a)
Alabama — 6.6%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,250,000	1,279,671
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (c)	2,030,000	2,129,616
Series 2021A, Rev., 4.00%, 12/1/2031 (c)	3,000,000	3,048,441
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	1,000,000	1,055,122
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	2,000,000	2,131,757
Series 2026A, Rev., 5.00%, 12/1/2034	2,250,000	2,376,049
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,015,000	1,083,902
Black Belt Energy Gas District, Gas Supply Series 2026B, Rev., 5.00%, 12/1/2034	500,000	536,941
County of Jefferson sewer Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,038,156
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,140,000	1,193,836
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000,000	940,957
Southeast Energy Authority A Cooperative District Series 2025A, Rev., 5.00%, 6/1/2035 (c)	1,350,000	1,379,650
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	300,000	313,027
Total Alabama		18,507,125
Alaska — 1.0%
Alaska Municipal Bond Bank Authority Series 2026-1, Rev., 5.00%, 6/1/2051	1,000,000	1,033,957
Municipality of Anchorage Series 2024A, Rev., AMT, 4.50%, 2/1/2060	1,500,000	1,340,585
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,500,000	399,489
Total Alaska		2,774,031
Arizona — 0.7%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000,000	929,480
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2061	1,000,000	776,954
Maricopa County Industrial Development Authority, Ottawa University Series 2020, Rev., 5.13%, 10/1/2030 (b)	210,000	204,629
Total Arizona		1,911,063
Arkansas — 0.4%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (b)	1,000,000	1,083,581
California — 9.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,280,000	1,337,225
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,500,000	1,621,110
Series 2026C, Rev., 5.25%, 2/1/2036	2,000,000	2,180,527
Series 2026B, Rev., 5.00%, 3/1/2036	2,070,000	2,174,847
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,500,000	748,926
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	1,500,000	1,743,783
California Health Facilities Financing Authority, Sutter Health Series 2017A, Rev., 4.00%, 11/15/2048	1,000,000	904,258
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	3,890,000	2,178,400
California Municipal Finance Authority Series 2026-1, Class A1, Rev., 4.05%, 7/20/2041	998,263	985,218
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	1,002,383
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project Series 2026A, Rev., 5.25%, 9/1/2051	1,000,000	1,063,098

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., A.G., Zero Coupon, 8/1/2030	200,000	176,926
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,000,010
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	27,000,000	2,689,429
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2022A-1, Rev., 5.00%, 6/1/2051	2,000,000	1,995,724
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 4.00%, 7/1/2056	1,000,000	870,463
Southern California Public Power Authority Series 2026A, Rev., 5.00%, 11/1/2033 (d)	1,250,000	1,332,139
Total California		25,004,466
Colorado — 3.1%
Bradburn Metropolitan District No. 2, Limited Tax Series 2018A, GO, 5.00%, 12/1/2028 (e)	500,000	524,651
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	500,000	476,733
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	500,000	511,576
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	750,000	798,500
Denver Health and Hospital Authority Series 2025A, Rev., 6.00%, 12/1/2055	1,000,000	1,064,697
Dominion Water and Sanitation District Series 2022, Rev., 5.25%, 12/1/2032	515,000	531,124
Raindance Metropolitan District No. 1, Non-Potable Water System Series 2020, Rev., 5.00%, 12/1/2040	746,000	748,957
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250,000	1,250,386
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,000,000	1,081,232
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	500,000	372,840
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	754,016
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	603,677
Total Colorado		8,718,389
Connecticut — 0.8%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000,000	1,081,312
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,000,000	1,037,289
Total Connecticut		2,118,601
District of Columbia — 0.4%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	1,000,000	1,099,587
Florida — 3.9%
Alachua County Health Facilities Authority, Continuing Care Retirement Oak Hammock at The university of Florida, Inc. Series 2025B-1, Rev., 4.00%, 10/1/2030	735,000	735,457
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024A-1, Rev., 5.00%, 6/1/2058 (b)	700,000	582,195
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.25%, 7/1/2047	500,000	355,000
Series 2024, Rev., AMT, 5.50%, 7/1/2053	500,000	355,000
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,007,672
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000,000	1,026,869
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	1,000,000	1,056,683
Florida Local Government Finance Commission, The Sanctuary at Village on The Isle Project Series 2025A, Rev., BAN, 11.00%, 12/22/2030 (b)	500,000	524,286

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Lee County Industrial Development Authority
Series 2026, Rev., 5.75%, 10/1/2050 (b) (d)	745,000	750,928
Series 2026, Rev., 6.00%, 10/1/2061 (b) (d)	750,000	758,233
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,398,791
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2025, Rev., 5.25%, 11/1/2055	1,000,000	1,006,285
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	1,000,000	937,266
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	466,695
Total Florida		10,961,360
Georgia — 4.9%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	1,000,000	922,316
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project Series 2025, Rev., 5.50%, 10/1/2053	1,000,000	1,077,565
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., A.G., 5.00%, 4/1/2048	1,000,000	1,037,318
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000,000	837,178
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (b)	1,500,000	1,446,303
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,925,000	2,018,486
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000,000	2,126,615
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,060,523
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019B, Rev., 5.00%, 1/1/2048	1,000,000	1,001,295
Series 2019A, Rev., 5.00%, 1/1/2049	1,000,000	1,002,640
Series 2019A, Rev., 5.00%, 1/1/2063	1,000,000	1,000,995
Total Georgia		13,531,234
Illinois — 5.2%
Chicago O'Hare International Airport, Senior Lien Series 2024A, Rev., AMT, 5.25%, 1/1/2041	2,150,000	2,326,441
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,029,713
City of Chicago Series 2025A, GO, 6.00%, 1/1/2050	1,000,000	1,051,584
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	845,000	895,578
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000,000	998,535
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,000,000	953,838
Illinois Finance Authority, The Moorings of Arlington Heights Series 2025A, Rev., 5.13%, 11/1/2046	500,000	502,235
Illinois Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	985,000	1,103,598
Sales Tax Securitization Corp., Senior Lien Series 2025A, Rev., 5.00%, 1/1/2040	1,635,000	1,791,029
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,425,158
Series 2025F, GO, 5.25%, 9/1/2048	2,240,000	2,307,722
Total Illinois		14,385,431
Indiana — 1.1%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000,000	883,548
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000,000	989,551
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250,000	1,124,663
Total Indiana		2,997,762

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — 0.9%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2065	6,265,000	909,475
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035 (d)	1,500,000	1,597,692
Total Iowa		2,507,167
Kentucky — 0.8%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,312,309
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,000,000	1,027,823
Total Kentucky		2,340,132
Louisiana — 2.8%
Louisiana Public Facilities Authority, Rev., AMT, 5.50%, 9/1/2059	2,000,000	2,036,532
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partenership Project Series 2024, Rev., AMT, 5.75%, 9/1/2064	2,575,000	2,663,856
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,145,000	826,409
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700,000	577,480
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740,000	590,227
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	1,000,000	1,000,664
Total Louisiana		7,695,168
Maryland — 0.4%
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	1,000,000	1,037,309
Massachusetts — 0.7%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	1,000,000	1,000,465
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	1,000,000	1,047,731
Total Massachusetts		2,048,196
Michigan — 1.6%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,518,622
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000,000	855,432
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Series 2021, Rev., AMT, 4.00%, 10/1/2026 (c)	1,000,000	1,000,744
Total Michigan		4,374,798
Minnesota — 1.4%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,955,000	1,932,583
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 4.00%, 11/15/2044	1,000,000	988,053
Series 2026A, Rev., 5.00%, 11/15/2046	1,000,000	1,074,187
Total Minnesota		3,994,823
Mississippi — 0.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010L, Rev., VRDO, 2.85%, 6/1/2026 (c)	1,380,000	1,380,000
Missouri — 1.1%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019A, Rev., 5.00%, 2/1/2042	1,300,000	1,319,464

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	875,000	883,859
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000,000	921,001
Total Missouri		3,124,324
Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 4 Series 2023A-1, Rev., 5.00%, 11/1/2029 (c)	1,000,000	1,050,258
Omaha Public Power District Series 2026A, Rev., 5.00%, 2/1/2051 (d)	1,000,000	1,045,641
Total Nebraska		2,095,899
New Hampshire — 1.1%
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.50%, 3/1/2036 (c)	999,249	987,906
Series 2025-1, Rev., 4.17%, 1/20/2041 (c)	989,173	968,810
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	100,000	99,990
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,053,864
Total New Hampshire		3,110,570
New Jersey — 3.3%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019, Rev., 5.00%, 10/1/2039 (b)	2,000,000	1,553,185
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Series 2020, Rev., 5.00%, 1/1/2040 (b)	2,921,853	2,062,505
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000,000	2,061,643
Series 2018B, Rev., 5.00%, 6/1/2046	3,530,000	3,425,782
Total New Jersey		9,103,115
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010E, Rev., 3.88%, 6/1/2029 (c)	1,020,000	1,041,879
New York — 11.0%
Buffalo and Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,004,584
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (b)	1,150,000	1,152,358
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	750,000	787,517
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.80%, 6/1/2026 (c)	3,800,000	3,800,000
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (c)	1,000,000	997,747
Metropolitan Transportation Authority Series 2017D, Rev., 4.00%, 11/15/2042	2,090,000	2,060,099
New York City Housing Development Corp. Series 2023A, Rev., 4.80%, 2/1/2053	2,500,000	2,506,241
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,900,000	1,958,136
New York Counties Tobacco Trust Series 2016A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,096,576
New York State Dormitory Authority, Mount Sinai Obligated Group Series 2025, Rev., 5.25%, 7/1/2050	2,000,000	2,011,809
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,500,000	1,527,537
New York State Environmental Facilities Corp. Series 2014R-2, Rev., AMT, 4.30%, 6/2/2036 (b) (c)	1,250,000	1,250,069
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2034	375,000	382,575
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,103,055

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project Series 2016A, Rev., AMT, 5.25%, 1/1/2050	2,000,000	2,000,115
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,028,887
Suffolk Tobacco Asset Securitization Corp.
Series 2021B1, Rev., 4.00%, 6/1/2050	1,000,000	893,808
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	1,000,000	83,639
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2041	1,000,000	1,006,945
Series B, Rev., 5.00%, 6/1/2048	2,100,000	2,007,448
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2046 (b)	1,135,000	1,099,994
Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,000,000	832,685
Total New York		30,591,824
North Carolina — 1.1%
North Carolina Medical Care Commission, The United Methodist Retirement Homes Project Series 2025A, Rev., 5.00%, 10/1/2050	1,000,000	1,009,211
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000,000	1,009,944
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series 2019, Rev., 5.00%, 1/1/2049	1,000,000	1,012,244
Total North Carolina		3,031,399
North Dakota — 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,000,000	1,082,569
Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	1,155,000	1,159,971
Series 2020B-2, Rev., 5.00%, 6/1/2055	3,500,000	2,793,900
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	10,000,000	666,276
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	1,000,000	1,001,066
County of Hamilton, Life Enriching Communities Project Series 2025, Rev., 5.50%, 1/1/2055	1,500,000	1,526,630
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033	1,000,000	1,090,733
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,546,036
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	1,250,000	1,262,121
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	250,000	253,920
Total Ohio		11,300,653
Oklahoma — 1.2%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	775,000	777,513
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,600,000	1,602,859
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990,000	1,106,132
Total Oklahoma		3,486,504
Oregon — 0.2%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	680,928
Other — 0.5%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 2.45%, 6/10/2026 (b) (f)	500,000	495,724
FHLMC Multifamily VRD Certificates Series ML-33, Rev., 4.64%, 10/25/2040 (c)	998,612	1,028,215
Total Other		1,523,939

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — 1.6%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	1,200,000	1,207,591
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	1,000,000	1,009,200
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	1,250,000	1,277,348
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	920,000	992,893
Total Pennsylvania		4,487,032
Puerto Rico — 2.7%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	2,200,000	457,951
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,000,000	1,015,778
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,989,103
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	2,980,375
Total Puerto Rico		7,443,207
Rhode Island — 0.7%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.50%, 5/15/2056	1,000,000	1,049,320
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	997,962
Total Rhode Island		2,047,282
South Carolina — 0.5%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	500,000	503,787
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	1,000,000	999,666
Total South Carolina		1,503,453
South Dakota — 0.4%
South Dakota Health and Educational Facilities Authority, Monument Health Series 2026, Rev., 5.25%, 9/1/2051	1,000,000	1,047,114
Tennessee — 1.2%
Shelby County Health Educational and Housing Facilities Board, Retirement Facility, The Farm at Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,106,368
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	683,838
Tennessee Energy Acquisition Corp., Gas Project Series 2026A, Rev., 5.00%, 11/1/2034	500,000	532,074
Total Tennessee		3,322,280
Texas — 5.4%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2025, Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,029,508
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000,000	1,068,118
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,000,000	1,067,618
County of Fort Bend Toll Road, Senior Lien Series 2025, Rev., A.G., 5.25%, 3/1/2050	1,000,000	1,053,186
Mission Economic Development Corp., Waste Management, Inc., Project Series 2026, Rev., AMT, 5.00%, 6/1/2030 (c) (d)	1,000,000	1,031,832
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.38%, 1/1/2055	750,000	757,809
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	879,947
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2043	1,000,000	979,526
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.00%, 2/15/2045	1,000,000	963,698
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2022A, Rev., 4.00%, 7/1/2053	2,000,000	1,736,384

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2020, Rev., 4.00%, 12/1/2045	1,070,000	1,016,469
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	1,000,000	1,105,980
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply
Series 2024, Rev., 5.00%, 1/1/2034 (c)	750,000	801,874
Series 2026, Rev., 5.00%, 4/1/2036	650,000	685,323
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2019, Rev., AMT, 5.00%, 6/30/2058	1,000,000	993,953
Total Texas		15,171,225
Utah — 0.7%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (b)	1,000,000	984,511
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	1,000,000	1,030,733
Total Utah		2,015,244
Washington — 1.7%
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	2,044,109
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	1,012,975
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,000,000	994,493
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (b)	600,000	639,079
Total Washington		4,690,656
West Virginia — 0.4%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project Series 2025, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000,000	1,025,267
Wisconsin — 5.7%
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	491,130	490,828
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	650,000	649,972
Public Finance Authority, Georgia SR 400 Express Lanes Project Series 2025, Rev., AMT, 5.75%, 12/31/2065	1,000,000	1,036,188
Public Finance Authority, Maniilaq Association Employee Housing Project Series 2026, Rev., 5.25%, 12/1/2048	2,000,000	2,018,006
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (b)	3,877,143	2,917,795
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800,000	515,324
Public Finance Authority, Senior Lien Series 2024, Rev., AMT, 5.75%, 7/1/2049	2,000,000	2,073,405
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2035	1,000,000	1,003,457
Series 2016A, Rev., 4.00%, 11/15/2046	990,000	907,350
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community Series 2026, Rev., 5.50%, 6/1/2061	1,000,000	1,009,616
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc., Project Series 2024, Rev., 5.00%, 7/1/2026 (b)	1,000,000	1,001,822

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	1,350,000	1,377,093
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	915,000	985,112
Total Wisconsin		15,985,968
Total Municipal Bonds (Cost $257,472,518)		257,382,554
	SHARES
Short-Term Investments — 9.3%
Investment Companies — 9.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (g) (h) (Cost $25,849,244)	25,847,427	25,850,012
Total Investments — 101.6% (Cost $283,321,762)		283,232,566
Liabilities in Excess of Other Assets — (1.6)%		(4,578,045)
NET ASSETS — 100.0%		278,654,521

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	106	09/21/2026	USD	11,648,406	62,734
U.S. Treasury 2 Year Note	44	09/30/2026	USD	9,091,500	19,209
					81,943

Abbreviations
USD	United States Dollar

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$257,382,554	$—	$257,382,554
Short-Term Investments
Investment Companies	25,850,012	—	—	25,850,012
Total Investments in Securities	$25,850,012	$257,382,554	$—	$283,232,566

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$81,943	$—	$—	$81,943
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$21,083,122	$42,727,727	$37,960,837	$—	$—	$25,850,012	25,847,427	$173,793	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.